Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Income, United States	$ 3,207	$ 3,630	$ 2,990
Income, Foreign	5,036	4,650	4,773
Income from continuing operations before income taxes	8,243	8,280	7,763
Undistributed Earnings of Foreign Subsidiaries	21,000
Current Tax Provision, Federal	188	442	1,577
Current Tax Provision, State	48	211	64
Current Tax Provision, Foreign	2,024	1,238	1,140
Current Income Tax Expense Benefit	2,260	1,891	2,781
Future Tax Provision, Federal	111	57	(27)
Future Tax Provision, State	52	62	84
Future Tax Provision, Foreign	(128)	616	5
Deferred income tax provision	35	735	62
Income tax expense	2,295	2,626	2,843
Attributable to items credited (charged) to equity and goodwill	$ 40	$ 501	$ (128)
Statutory U.S. federal income tax rate	21.00%	21.00%	35.00%
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent	8.80%	0.00%	0.00%
Tax on international activities	1.90%	0.90%	(6.40%)
Tax audit settlements	(3.50%)	0.00%	(0.70%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.00%	9.00%	8.90%
Other	(0.40%)	0.80%	(0.20%)
Effective income tax rate	27.80%	31.70%	36.60%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 729
US TCJA Tax Law Change [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions		$ 744	$ 690